Northern Lights Fund Trust III

The Teberg Fund

Incorporated herein by reference is the definitive version of the Prospectus for The Teberg Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on August 18, 2020, (SEC Accession 0001580642-20-003051).